Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 12,523	$ 37,393	$ 17,505
Marketable securities	54,900	37,435	0
Accounts receivable from related party			19
Accounts receivable	352	329	250
Inventory	158	133
Prepaid expenses and other current assets	1,537	893	240
Total current assets	69,470	76,183	18,014
Property and equipment, net	1,799	1,782	904
Restricted cash	228	228	228
Total assets	71,497	78,193	19,146
Current liabilities:
Accounts payable	2,195	1,316	545
Accrued expenses	1,922	3,016	741
Deferred revenue	250	188	250
Notes payable, net of discount, current	2,860	1,354	1,806
Total current liabilities	7,227	5,874	3,342
Preferred stock warrants			254
Deferred rent, long-term	103	112	27
Notes payable, net of discount, long-term	12,094	13,511	651
Total liabilities	19,424	19,497	4,274
Commitments and contingencies
Redeemable convertible preferred stock			74,344
Stockholders' equity
Preferred stock
Common stock	2	2
Additional paid-in capital	149,077	148,122	1,308
Accumulated deficit	(97,006)	(89,428)	(60,780)
Total stockholders' equity	52,073	58,696	(59,472)
Total liabilities and stockholders' equity	$ 71,497	$ 78,193	$ 19,146